Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income and expenses [Abstract]
Interest income		€ 14	€ 27	€ 31
Interest income on loans and receivables		8	10	8
Interest income on cash and cash equivalents		7	17	22
Dividend Income From Financial Assets		3	52	2
Net Gains From Disposal Of Financial Assets		2	2	6
Gains (losses) on financial assets at fair value through profit or loss		129	17	(1)
Other finance income (cost)		12	17	12
Finance income	[1]	160	117	51
Interest expense		173	196	188
Interest expense on borrowings		154	167	158
Interest expense on lease liabilities		6	6	7
Interest expense (income), net defined benefit liability (asset)		13	22	23
Provision-related accretion and interest		22	22	15
Net foreign exchange loss		(3)	2	2
Other finance cost		12	13	58
Finance costs	[1]	204	233	264
Finance income (cost)		€ (44)	€ (117)	€ (213)

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.